Equity-based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 09, 2014	Jan. 06, 2014 $ / shares shares	Aug. 02, 2015 USD ($) shares	Aug. 03, 2014 USD ($) shares	Aug. 02, 2015 USD ($) shares	Aug. 03, 2014 USD ($) shares	Feb. 01, 2015 USD ($) $ / shares shares	Feb. 02, 2014 USD ($) $ / shares shares	Feb. 03, 2013 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of Incentive plan							10 years
Stock split ratio	224.9835679
Share-based compensation expense related to stock option | $							$ 2,212	$ 1,207	$ 1,099
Unrecognized compensation expense related to unvested stock options and restricted shares | $			$ 7,424		$ 7,424		$ 3,661
Unrecognized compensation expense, weighted average years					2 years 4 months 24 days		3 years 2 months 12 days
Weighted average grant date fair value per option granted | $ / shares							$ 8.45
Average remaining term for all options outstanding							6 years
Stock option awards outstanding			3,544,420		3,544,420
Stock option awards outstanding, nonvested			952,470		952,470
Stock option awards outstanding, vested					2,591,950
Stock-based compensation expense | $			$ 1,072	$ 229	$ 1,621	$ 503	$ 2,212	$ 1,207	$ 1,099
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options exercised			853,155		1,153,306
Time and Performance Based Option Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option awards outstanding			3,544,420	2,310,131	3,544,420	2,310,131	4,439,017	2,091,411
Stock options grants			0		258,709
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares outstanding			71,741		71,741
Time-Based Restricted Shares [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares outstanding			10,799		10,799
Performance Based Restricted Shares [Member] | Management and Certain Other Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares outstanding			60,942		60,942
2010 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of Incentive plan					10 years		10 years
2010 Stock Incentive Plan [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock available for issuance			0		0
Stock split ratio					224.9835679		224.9835679
Number of equity or other awards issued							0
2010 Stock Incentive Plan [Member] | Performance Based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $							$ 859
Additional share based compensation expense | $							$ 221
Weighted average grant date fair value per option granted | $ / shares								$ 4.16	$ 2.25
Number of stock options exercised							0
Strike price of stock options exercised | $ / shares							$ 0
Stock option awards outstanding							2,690,812	2,690,812
2014 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of Incentive plan					10 years
2014 Stock Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock available for issuance			3,100,000		3,100,000		3,100,000
Dave And Busters Entertainment Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options exercised		17,999
Strike price of stock options exercised | $ / shares		$ 4.44